Convertible Notes Payable (Tables)	9 Months Ended
Apr. 30, 2014
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable consist of the following as of April 30, 2014 and July 31, 2013:

Signed	Matures	Interest Rate	Conversion Rate	Balance Apr. 30, 2014	Balance Jul. 31, 2013
March 31, 2013	March 31, 2015	10%	$0.02	$124,759	$167,075
October 31, 2013	October 31, 2015	10%	$0.02	516,920	-
November 31, 2013	November 31, 2015	10%	$0.01	83,265	-
January 31, 2014	January 31, 2016	10%	$0.01	117,719	-
Total				$842,663	$167,075

Less: current portion of convertible notes payable				(124,759)	-
Less: discount on convertible notes payable				(674,252)	(139,153)
Long-term convertible notes payable, net of discount				$43,652	$27,922

Schedule of Promissory notes

Date Issued	Maturity Date	Note Amount	Conversion Rate per Share	Beneficial Conversion Feature
October 31, 2013	October 31, 2015	$516,920	$0.02	$516,920
November 30, 2013	November 31, 2015	83,265	0.01	83,265
January 31, 2014	January 31, 2016	117,719	0.01	117,719
Total		$717,904